FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2017
FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES
FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES

18. FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES

1.     Financial assets

	December 31, 2017	December 31, 2016
Trade and other receivables (Note 9)	28,017	29,805
Accounts receivable, related parties (Note 22)	11,360	8,094
Cash and Cash equivalents (Note 5)	30,586	18,470
Other financial assets:
Financial assets at fair value through profit or loss:
Assets in Sistema-Capital trust management	9,600	3,721

Total financial assets at fair value through profit or loss	9,600	3,721

Financial assets at fair value through OCI:
Notes	57	65
Cross-currency swap designated as cash flow hedge	8,403	13,632

Total financial assets at fair value through OCI	8,460	13,697

Loans and receivables:
Bank deposits	27,836	30,906
Loans and receivables	5,415	8,221
Notes	8,480	804
Other	1,810	1,504

Total loans and receivables	43,541	41,435

Total other financial assets	61,601	58,853

Total financial assets	131,564	115,222
Total current financial assets	(120,719)	(61,333)

Total non-current financial assets	10,845	53,889

2.     Financial liabilities

	December 31, 2017	December 31, 2016
Trade and other payables	47,314	41,473
Accounts payable, related parties (Note 22)	1,102	1,014
Financial liabilities at amortised cost:
Loans and borrowings:
Notes	108,776	78,186
Bank and other loans	182,937	195,088
Finance lease obligations	11,857	11,046

Total loans and borrowings	303,570	284,320
Guarantee payment received	996	2,907

Total financial liabilities at amortized cost	304,566	287,227

Other financial liabilities at fair value:
Financial liabilities at fair value through profit or loss:
Deliverable currency forward not designated as hedge	—	142
Liabilities under option agreements (Note 28)	2,424	2,243
Interest rate swaps designated as cash flow hedges	390	—

Total financial liabilities at fair value through profit or loss	2,814	2,385

Financial liabilities at fair value through OCI:
Interest rate swaps designated as cash flow hedges	—	531
Cross-currency swap designated as cash flow hedge	274	—

Total financial liabilities at fair value through OCI	274	531

Total other financial liabilities at fair value	3,088	2,916

Total financial liabilities	356,070	332,630
Total current financial liabilities	(115,926)	(92,743)

Total non-current financial liabilities	240,144	239,887

        Group financial liabilities are represented by trade and other payables, notes and bank loans. The main purpose of these financial liabilities is to finance the Group's operations and capital expenditures. The Group's principal financial assets include loans and investments, trade and other receivables, cash and deposits.

        The Group accounts for its financial assets and liabilities at amortized cost, except for derivative instruments, marketable securities, assets in Sistema-Capital trust management and liabilities under option agreements, which are accounted for at fair value.

        In May 2016, the Group entered into a trust agreement with the asset management company Sistema-Capital, a subsidiary of Sistema. The main purpose of the agreement is short-term profit-taking from operations with securities.

        The fair value measurement of the Group's derivative instruments and investments in Sistema-Capital trust management is based on the observable yield curves for similar instruments and represents the estimated amount the Group would receive or pay to terminate these agreements at the reporting date, taking into account current interest rates, foreign exchange spot and forward rates.

        The table below presents the fair value of financial instruments:

	Level of inputs	December 31, 2017	December 31, 2016
Assets
Sistema International Funding S.A. Bonds due in 2019 (related party) (Note 6, 22)	Level 1	57	65
Derivative instruments	Level 2	8,403	13,632
Cross-currency interest rate swap		8,403	13,632
Assets in Sistema-Capital trust management (related party) (Note 6, 22)	Level 2	9,600	3,721
Liabilities
Derivative instruments	Level 2	(664)	(673)
Interest rate swap		(390)	(531)
Cross-currency interest rate swap		(274)	—
Deliverable currency forward		—	(142)
Liabilities under option agreements	Level 3	(2,424)	(2,243)
Contingent consideration	Level 3	(180)	(3)

        For the year ended December 31, 2017, 2016 and 2015, net realized gains and losses of Level 3 liabilities resulting from fair value measurements amounted to RUB 120 million gain, RUB 199 million gain and RUB 1,014 million gain, respectively and were recognized as a part of change in fair value of financial instruments' in consolidated statement of profit or loss. No unrealized gains or losses of Level 3 liabilities resulted from fair value measurements were recognized during the years ended December 31, 2017, 2016 and 2015.

        The liability under put option agreement for redeemable NCI in MTS Armenia in amount of RUB 2,012 million is measured at fair value using a discounted cash flow technique. The most significant quantitative inputs used to measure the fair value of the liability under put option agreement for redeemable NCI in MTS Armenia are presented in the table below:

Unobservable inputs	December 31, 2017	December 31, 2016
Post-tax discount rate	13%	13%
Revenue growth rate	0.0 - (0.5)% (av. –0.2%)	(0.9) - (2.9)% (av. –1.8%)
OIBDA margin	40.2 - 41.2% (av. 40.7%)	42.0 - 45.0% (av. 43.5%)

        The liability under option agreement for redeemable NCI in Oblachny Retail in amount of RUB 412 million is calculated based on agreed fixed formula, which includes future operating and financial indicators. The most significant quantitative inputs used to measure the fair value of the liability under option agreement for redeemable NCI in Oblachny Retail are presented in the table below:

Unobservable inputs	December 31, 2017
Discount rate	10%
Revenue, average amount per year	632
EBITDA margin, average rate	13,0%
Net debt, average amount per year	(129)

        The carrying value of the Group's financial instruments accounted for at amortized cost approximates their fair value due to their short-term nature and market interest rates, except for borrowings, gross of debt issuance cost, as disclosed in the table below:

		December 31, 2017		December 31, 2016
	Level of inputs	Fair value	Carrying value	Fair value	Carrying value
Notes (Note 15)	Level 1	(112,531)	(109,000)	(81,462)	(78,381)
Bank and other loans (Note 15)	Level 3	(183,543)	(183,787)	(199,131)	(196,382)

		(296,074)	(292,787)	(280,593)	(274,763)

        The fair value of the Group's bank and other loans is measured using a discounted cash flow technique. The discount rate used in the discounted cash flow analysis is determined on the base of the market rate for bank loans available to the Group.

        While management has used available market information in estimating the fair value of its financial instruments, the market information may not be fully reflective of the value that could be realized in the current circumstances.

        There were no transfers between levels of inputs within the hierarchy during the years ended December 31, 2017, 2016 and 2015.

        There were no transfers between the accounting categories of financial instruments during the years ended December 31, 2017, 2016 and 2015.